VIEs (VIEs Consolidated within Sogou Group, Summary of VIE Agreements Currently in Effect, Narrative) (Details) - Sogou Technology [Member]	12 Months Ended
Dec. 31, 2019
Sogou Information [Member]
Variable Interest Entity [Line Items]
Technology consulting and service agreement term	10 years
Shareholders of Sogou Information [Member]
Variable Interest Entity [Line Items]
Powers of attorney term	10 years
Shareholders of Sogou Information [Member] | Sogou Information [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years
Xiaochuan Wang [Member] | Sogou Information [Member]
Variable Interest Entity [Line Items]
Ownership percentage	10.00%